Employee Option Plans (Details 2) - Sapiens [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amount of options
Outstanding at beginning of year	2,137,783
Granted	880,000
Exercised	(722,483)
Expired and forfeited	(187,887)
Outstanding at end of year	2,107,413	2,137,783
Exercisable at end of year	783,663
Weighted average exercise price
Outstanding at beginning of year	$ 6.91
Granted	11.53
Exercised	3.40
Expired and forfeited	9.71
Outstanding at end of year	9.67	$ 6.91
Exercisable at end of year	$ 7.05
Weighted average remaining contractual term (in years)
Outstanding	4 years 2 months 1 day	3 years 5 months 5 days
Exercisable at end of year	2 years 8 months 12 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 15,171
Outstanding at end of year	24,749	$ 15,171
Exercisable at end of year	$ 9,028